Convertible Debenture	12 Months Ended
Dec. 31, 2024
Convertible Debenture
Convertible Debenture
11.	Convertible Debenture

In $000s
Balance, December 31, 2022	$—
Recognition of liability	22,611
Change in fair value	164
Balance, December 31, 2023	$22,775
Change in fair value	3,153
Repayment	(25,928)
Balance, December 31, 2024	$—

On December 18, 2023, the Company issued an unsecured convertible debenture to Franco-Nevada for cash proceeds of $25,000,000 (the "Debenture"). The Debenture would mature on the earlier of: (i) five years; or (ii) the completion of project financing of at least US$200,000,000 for the construction and development of the Eskay Creek project. The Debenture bore interest of 7% per annum, payable every calendar quarter.

Management determined that the Debenture was a compound instrument that includes liability and equity components. The liability component of the Debenture contained multiple embedded derivatives. Management designated the liability component at FVTPL. The conversion option was determined by Management to meet the criteria to be classified as an equity component of the Debenture.

11.	Convertible Debenture (continued)

At initial recognition, the Debenture proceeds of $25,000,000 were allocated by Management between the liability component ($22,611,000) and the conversion option equity component ($2,389,000) recorded in Reserves. Transaction costs directly attributable to the Debenture of $51,000 were allocated between the liability component ($47,000, which were immediately expensed) and the equity component ($4,000) in proportion to the allocation of the Debenture proceeds between those components at initial recognition. Deferred tax expense of $644,000 was recorded in Reserves at initial recognition as a result of recording a deferred tax liability for the temporary difference between the amount recorded for the conversion option equity component of the Debenture in the financial statements and the corresponding amount computed for income tax purposes.

In June 2024, the Company completed a project financing (Note 13) and repaid in full the amount owing of $25,928,000, including $928,000 of accrued interest. As a result, the Company derecognized the liability component of the convertible debenture and transferred the original component of $1,741,000 from Reserves to Deficit. Prior to repayment, the fair value of the liability component of the convertible debenture increased by $3,153,000 (2023 - $164,000).